Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital transponders
2014	$ 15
2015	11
2016	11
2017	11
2018	12
Thereafter	28
Total	88
Operating leases
2014	16
2015	14
2016	12
2017	10
2018	10
Thereafter	96
Total	158
Capital transponder monthly lease expense	1
Capital leases income statement amortization expense	12	11	14
Imputed interest on capital lease	9
Operating leases rent expense net	$ 28	$ 31	$ 24
QVC-U.K.
Operating leased assets
Operating lease, term		21 years